Intangible Assets (Details 1) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019		$ 713
2020		520
2021		448
2022		406
2023		359
2024 and thereafter		1,456
Intangible assets	$ 3,341	$ 3,902	$ 5,076